Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of transfer prices between operating segments
	Revenues from external customers	Gross profit margin	Administrative expenses	Selling and distribution expenses	Other operating income, net	Finance income	Finance cost	Net loss on settlement of derivate financial instruments	(Loss) gain from exchange difference, net	Profit before income tax	Income tax expense	Profit for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2021
Cement, concrete, mortar and blocks	1,784,487	550,816	(191,132)	(50,223)	6,358	2,874	(88,961)	(980)	(6,987)	221,765	(70,198)	151,567
Construction supplies	113,905	3,501	(2,675)	(703)	47	17	(3)	-	(30)	154	(49)	105
Quicklime	39,141	5,651	(1,099)	(289)	-	-	-	-	(85)	4,178	(1,322)	2,856
Other (*)	234	(537)	(1,163)	(305)	3	-	(1)	-	16	(1,987)	629	(1,358)

Consolidated	1,937,767	559,431	(196,069)	(51,520)	6,408	2,891	(88,965)	(980)	(7,086)	224,110	(70,940)	153,170

2020
Cement, concrete, mortar and blocks	1,185,186	367,456	(157,491)	(38,708)	4,204	2,951	(88,569)	5,337	(9,352)	85,828	(27,981)	57,847
Construction supplies	78,192	3,014	(2,862)	(703)	154	26	(130)	-	(404)	(905)	295	(610)
Quicklime	32,473	5,012	(1,493)	(367)	-	-	-	-	(88)	3,064	(999)	2,065
Other (*)	483	(196)	(1,523)	(375)	(12)	(1)	5	-	13	(2,089)	681	(1,408)

Consolidated	1,296,334	375,286	(163,369)	(40,153)	4,346	2,976	(88,694)	5,337	(9,831)	85,898	(28,004)	57,894
2019
Cement, concrete, mortar and blocks	1,292,183	481,037	(167,503)	(42,752)	2,701	2,553	(77,947)	(1,491)	718	197,316	(63,256)	134,060
Construction supplies	64,076	2,232	(1,745)	(445)	(25)	23	(37)	-	6	9	(3)	6
Quicklime	36,109	3,545	(1,745)	(445)	-	-	-	-	4	1,359	(436)	923
Other (*)	333	81	(3,489)	(891)	(31)	-	(2)	-	1	(4,331)	1,389	(2,942)

Consolidated	1,392,701	486,895	(174,482)	(44,533)	2,645	2,576	(77,986)	(1,491)	729	194,353	(62,306)	132,047

(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).

Schedule of segment reporting
	Segment assets	Other assets (*)	Total assets	Operating liabilities	Capital expenditure (**)	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2021
Cement, concrete and blocks	2,940,888	106,280	3,047,168	1,930,140	97,288	(128,522)	(3,374)
Construction supplies	42,578	-	42,578	75,633	-	(1,102)	-
Quicklime	79,383	-	79,383	-	-	(5,199)	-
Other	31,846	797	32,643	194	-	(744)	-

Consolidated	3,094,695	107,077	3,201,772	2,005,967	97,288	(135,567)	(3,374)
2020
Cement, concrete and blocks	2,806,803	37,068	2,843,871	1,590,105	63,960	(131,877)	(3,635)
Construction supplies	51,225	-	51,225	58,517	-	(767)	-
Quicklime	83,621	-	83,621	-	-	(5,741)	-
Other	31,696	5,871	37,567	107	-	(782)	-

Consolidated	2,973,345	42,939	3,016,284	1,648,729	63,960	(139,167)	(3,635)
2019
Cement, concrete and blocks	2,714,888	-	2,714,888	1,409,598	87,086	(122,911)	(2,498)
Construction supplies	51,376	-	51,376	99,934	-	(879)	-
Quicklime	93,812	-	93,812	-	-	(5,820)	-
Other	53,258	18,224	71,482	375	-	(208)	-

Consolidated	2,913,334	18,224	2,931,558	1,509,907	87,086	(129,818)	(2,498)

(*)	As of December 31, 2021, corresponds to the financial investment designated at fair value through OCI for S/476,000 and fair value of derivative financial instruments (“cross currency swap”) for S/106,601,000. As of December 31, 2020 corresponds to the financial investment designated at fair value through OCI for approximately S/692,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/42,247,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivate financial instrument at fair value through profit or loss are not assigned to any segment.

(**)	Capital expenditure consists of S/97,288,000 and S/63,960,000 during the years ended as of December 31, 2021 and 2020, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.